Summary of Significant Accounting and Reporting Policies (Details) - USD ($)			1 Months Ended				3 Months Ended								6 Months Ended	12 Months Ended
		May. 12, 2015	May. 31, 2015	Feb. 28, 2015	Dec. 31, 2014	Nov. 30, 2014	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Contingent rental revenues																$ 214,000,000		$ 89,000,000		$ 63,000,000
Revenue							$ 69,000,000	$ 89,000,000	$ 87,000,000	$ 59,000,000	$ 48,000,000	$ 28,000,000	$ 34,000,000	$ 32,000,000		304,000,000	[1]	142,000,000	[1]	93,000,000	[1]
Revenue related to the amortization of intangible liabilities																1,000,000		1,000,000		1,000,000
Revenue Related to the Sale of State Tax Credits																$ 2,000,000		2,000,000		3,000,000
Distributions to unitholders						$ 4,000,000									$ 4,000,000 [2]
Liquidated damages					0.50%		0.50%								0.50%	0.50%
Harmonized sales tax receivable					$ 0		$ 0				5,000,000				$ 0	$ 0		5,000,000
Harmonized sales tax payable					2,000,000		2,000,000				2,000,000				2,000,000	2,000,000		2,000,000
CITC					592,000,000		592,000,000				445,000,000				592,000,000	592,000,000		445,000,000
CITC receivable					0		0				180,000,000				0	0		180,000,000
Property, plant and equipment - net	[3]				2,579,000,000		2,579,000,000				1,758,000,000				2,579,000,000	2,579,000,000		1,758,000,000
Restricted cash	[3]				80,000,000		80,000,000				2,000,000				80,000,000	80,000,000		2,000,000
Restricted cash, CITC					22,000,000		22,000,000								22,000,000	22,000,000
Restricted cash, noncurrent					3,000,000		3,000,000				0				3,000,000	3,000,000		0
Spare parts inventories					8,000,000		8,000,000				4,000,000				8,000,000	8,000,000		4,000,000
Deferred financing costs					10,000,000		10,000,000				6,000,000				10,000,000	10,000,000		6,000,000		37,000,000
Deferred financing costs related to IPO					2,000,000		2,000,000								2,000,000	2,000,000
Deferred financing costs, net					40,000,000		40,000,000				36,000,000				40,000,000	40,000,000		36,000,000
Amortization of deferred financing costs	[4]															6,000,000		4,000,000		2,000,000
Accretion expense																1,000,000		1,000,000		1,000,000
Asset retirement obligations					$ 5,000,000		5,000,000				11,000,000				5,000,000	5,000,000		11,000,000
Proceeds from sale of differential membership interests	[4]															248,000,000		0		0
Deferral related to differential membership interests																1,000,000
Period of receiving economic benefits					10 years
Deferral related to differential membership interests - VIE	[3]				$ 248,000,000		248,000,000				0				248,000,000	248,000,000		0
Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue																88,000,000		51,000,000		26,000,000
Property, plant and equipment - net					$ 692,000,000		$ 692,000,000				626,000,000				$ 692,000,000	$ 692,000,000		$ 626,000,000
Minimum [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Common unit sales price, per share					$ 28.95		$ 28.95	$ 31.90	$ 31.32						$ 28.95	$ 28.95
Useful life of property, plant, and equipment																3 years
Maximum [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Common unit sales price, per share					$ 38.81		$ 38.81	$ 37.99	$ 33.90						$ 38.81	$ 38.81
Useful life of property, plant, and equipment																30 years
PG&E [Member] | Revenue [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of consolidated revenue, by customer																41.00%
IESO [Member] | Revenue [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of consolidated revenue, by customer																29.00%
NextEra Energy Partner GP [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equity interest					$ 10,000		$ 10,000								$ 10,000	$ 10,000
Subsidiaries of NEER [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Proceeds from sale of differential membership interests					0
Subsequent Event [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equity interest		$ 0.222
Distributions to unitholders			$ 4,000,000	$ 4,000,000
Common units sold in private placement		2,594,948
Common unit purchase price		$ 109,000,000
Power-generation assets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Useful life of property, plant, and equipment																30 years
Power-generation assets [Member] | Minimum [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Useful life of property, plant, and equipment																5 years		5 years
Power-generation assets [Member] | Maximum [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Useful life of property, plant, and equipment																30 years		30 years
Construction work in progress [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Interest capitalized during period																$ 4,000,000		$ 30,000,000		$ 15,000,000
Genesis [Member] | Power-generation assets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
CITC receivable											180,000,000							180,000,000
CITC receivable collected																177,000,000
Addition to property, plant, and equipment																3,000,000
Palo Duro WInd Project Holdings, LLC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Restricted cash					55,000,000		55,000,000								55,000,000	55,000,000
Variable Interest Entity [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment - net	[3]				408,000,000		408,000,000				0				408,000,000	408,000,000		0
Restricted cash	[3]				55,000,000		55,000,000				$ 0				55,000,000	55,000,000		$ 0
Variable Interest Entity [Member] | Palo Duro WInd Project Holdings, LLC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment - net					491,000,000		491,000,000								491,000,000	491,000,000
Deferral related to differential membership interests - VIE					$ 326,000,000		$ 326,000,000								$ 326,000,000	$ 326,000,000
Private Placement [Member] | Subsequent Event [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Common unit sales price, per share		$ 41.87
Fees and expenses related to offering		$ 3,000,000

[1]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[2]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[3]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[4]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.